John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 4/30/2023

Fund’s investments
As of 4-30-23 (unaudited)
	Shares	Value
Common stocks 95.5%		$250,245,389
(Cost $222,660,663)
Communication services 9.2%		24,006,556
Entertainment 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	115,709	8,353,033
Interactive media and services 6.0%
Alphabet, Inc., Class A (A)	125,261	13,445,516
CarGurus, Inc. (A)	134,307	2,208,007
Consumer discretionary 22.4%		58,600,105
Broadline retail 8.7%
Amazon.com, Inc. (A)	215,157	22,688,305
Household durables 5.4%
Lennar Corp., A Shares	98,465	11,107,837
NVR, Inc. (A)	520	3,036,800
Leisure products 2.3%
Polaris, Inc.	54,903	5,965,211
Specialty retail 4.1%
Dufry AG (A)	96,047	4,440,180
Group 1 Automotive, Inc.	28,326	6,358,620
Textiles, apparel and luxury goods 1.9%
Canada Goose Holdings, Inc. (A)	156,650	3,073,473
Salvatore Ferragamo SpA	109,748	1,929,679
Consumer staples 3.6%		9,519,899
Beverages 1.2%
Anheuser-Busch InBev SA/NV, ADR	48,859	3,174,369
Food products 1.2%
The Hain Celestial Group, Inc. (A)	177,075	3,174,955
Personal care products 1.2%
BellRing Brands, Inc. (A)	88,096	3,170,575
Energy 4.9%		12,950,034
Oil, gas and consumable fuels 4.9%
Cheniere Energy, Inc.	55,498	8,491,194
Suncor Energy, Inc.	142,364	4,458,840
Financials 17.0%		44,448,536
Banks 2.9%
First Hawaiian, Inc.	393,791	7,525,346
Capital markets 13.6%
KKR & Company, Inc.	189,152	10,038,297
Morgan Stanley	113,702	10,229,769
S&P Global, Inc.	14,101	5,112,741
The Goldman Sachs Group, Inc.	30,094	10,335,483
Consumer finance 0.5%
Synchrony Financial	40,898	1,206,900
Health care 6.2%		16,299,619
Biotechnology 1.9%
Alnylam Pharmaceuticals, Inc. (A)	8,547	1,702,562
Moderna, Inc. (A)	25,543	3,394,409
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies 0.9%
Hologic, Inc. (A)	26,359	$2,267,138
Health care providers and services 2.0%
Elevance Health, Inc.	11,439	5,360,887
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	4,161	2,308,939
Pharmaceuticals 0.5%
Elanco Animal Health, Inc. (A)	133,652	1,265,684
Industrials 4.5%		11,794,095
Electrical equipment 1.4%
Regal Rexnord Corp.	16,368	2,130,459
Sensata Technologies Holding PLC	32,127	1,395,918
Machinery 1.4%
Parker-Hannifin Corp.	11,569	3,758,537
Trading companies and distributors 1.7%
United Rentals, Inc.	12,487	4,509,181
Information technology 24.5%		64,198,602
Electronic equipment, instruments and components 0.9%
CDW Corp.	13,283	2,252,664
Semiconductors and semiconductor equipment 6.4%
Analog Devices, Inc.	54,935	9,881,708
NVIDIA Corp.	25,397	7,047,414
Software 13.2%
Autodesk, Inc. (A)	18,609	3,624,847
Microsoft Corp.	9,870	3,032,656
Oracle Corp.	46,852	4,437,821
Roper Technologies, Inc.	9,734	4,426,829
Salesforce, Inc. (A)	53,319	10,576,890
Workday, Inc., Class A (A)	45,264	8,425,441
Technology hardware, storage and peripherals 4.0%
Apple, Inc.	61,836	10,492,332
Materials 1.4%		3,614,923
Chemicals 1.4%
Axalta Coating Systems, Ltd. (A)	114,505	3,614,923
Real estate 1.8%		4,813,020
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	246,873	604,839
Specialized REITs 1.6%
American Tower Corp.	13,414	2,741,687
Crown Castle, Inc.	11,914	1,466,494

	Yield (%)	Shares	Value
Short-term investments 3.7%			$9,836,947
(Cost $9,836,862)
Short-term funds 3.7%			9,836,947
John Hancock Collateral Trust (B)	4.9058(C)	983,980	9,836,947

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

Total investments (Cost $232,497,525) 99.2%	$260,082,336
Other assets and liabilities, net 0.8%	2,024,895
Total net assets 100.0%	$262,107,231

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 4-30-23.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds or closed-end funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2023, by major security category or type:
	Total value at 4-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$24,006,556	$24,006,556	—	—
Consumer discretionary	58,600,105	52,230,246	$6,369,859	—
Consumer staples	9,519,899	9,519,899	—	—
Energy	12,950,034	12,950,034	—	—
Financials	44,448,536	44,448,536	—	—
Health care	16,299,619	16,299,619	—	—
Industrials	11,794,095	11,794,095	—	—
Information technology	64,198,602	64,198,602	—	—
Materials	3,614,923	3,614,923	—	—
Real estate	4,813,020	4,813,020	—	—
Short-term investments	9,836,947	9,836,947	—	—
Total investments in securities	$260,082,336	$253,712,477	$6,369,859	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	983,980	—	$78,847,854	$(69,016,132)	$5,140	$85	$165,785	—	$9,836,947
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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